File Nos.

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. Post-Effective Amendment No.	[X] [__] [__]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No.	[X] [__]

(Check appropriate box or boxes.)

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

Copy To:

Lewis G. Cole, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

          The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Subject to Completion, dated April __, 2002

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund

Seeking current income, safety of principal and
liquidity by investing in high quality, short-term
securities

PROSPECTUS __________, 2002

Institutional Advantage Shares

You, Your Advisor And
[DREYFUS LOGO]
A Mellon Financial Company

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund

CONTENTS

THE FUNDS

Introduction Dreyfus Institutional Cash Advantage Fund Dreyfus Institutional Cash Advantage Plus Fund Management Financial Highlights

ACCOUNT INFORMATION

Account Policies Distributions and Taxes Services for Fund Investors Instructions for Account Transactions

FOR MORE INFORMATION

See back cover

THE FUNDS

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. Each fund, however, intends to purchase only securities with the highest credit rating, or the unrated equivalent.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in a fund.

[Side Bar]

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

• • •	maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Dreyfus Institutional Cash Advantage Fund

[ICON]      GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

•	certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

• •	repurchase agreements, including tri-party repurchase agreements asset-backed securities

•	high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

[ICON]      MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	any of the fund's holdings could have its credit rating downgraded or could default

•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

[Side Bar]

What this fund is - and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[ICON]      PAST PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.

[ICON]      EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Institutional Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

____________________________________________________

Fee table

--------------------------------------------------- --------------------------

Annual fund operating expenses
% of average daily net assets

Management fees                                               0.10%
Shareholder services fee                                      0.05%
Other expenses                                                0.00%

--------------------------------------------------- --------------------------
Total                                                         0.15%

Expense example

                         1 Year                 3 Years
------------------------ ---------------------- ----------------------
                         $___                   $___

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, shareholder services fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses.

Shareholder services fee: the fee paid to the fund's distributor for shareholder account service and maintenance.

Other expenses: as to the fund’s Institutional Advantage shares, under its management agreement with Dreyfus, the fund only pays management fees, shareholder services fees and certain other expenses described above which are estimated for the current fiscal year to be 0% of the fund’s average daily net assets. Actual expenses may be greater than such amount.

Dreyfus Institutional Cash Advantage Plus Fund

[ICON]      GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

•	certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks (or thrifts) or their subsidiaries or branches

•	repurchase agreements, including tri-party repurchase agreements

•	asset-backed securities

•	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

d

Normally, the fund invests at least 25% of its net assets in bank obligations.

[ICON]      MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	any of the fund's holdings could have its credit rating downgraded or could default

•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

•	the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

[Side Bar]

What this fund is - and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[ICON]      PAST PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.

[ICON]      EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Institutional Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

____________________________________________________

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                                               0.10%
Shareholder services fee                                      0.05%
Other expenses                                                0.00%
------------------------------------------------------------------------------
Total                                                         0.15%

Expense example

                         1 Year                 3 Years
------------------------------------------------------------------------------

                         $___                   $___

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, shareholder services fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses.

Shareholder services fee: the fee paid to the fund's distributor for shareholder account service and maintenance.

Other expenses: as to the fund’s Institutional Advantage shares, under its management agreement with Dreyfus, the fund only pays management fees, shareholder services fees and certain other expenses described above which are estimated for the current fiscal year to be 0% of the fund’s average daily net assets. Actual expenses may be greater than such amount.

[ICON]      MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $___ billion in over ___ mutual fund portfolios. Each fund has agreed to pay Dreyfus a management fee at the annual rate of 0.10% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund’s distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]      FINANCIAL HIGHLIGHTS

As new funds, financial highlights information is not available for the funds as of the date of this prospectus.

[ICON]      ACCOUNT INFORMATION

[ICON]      ACCOUNT POLICIES

Each fund is designed for institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional Advantage shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying Shares

The price for fund shares is the fund’s net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. every day the New York Stock Exchange, or the transfer agent (as on Good Friday), is open for regular business. An order will be priced at the next NAV calculated after the order is accepted by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

Minimum investments

                                      Initial                     Additional
------------------------------------------------------------------------------
Institutional Advantage shares     $250,000,000*                     none

        *   The minimum initial investment in Institutional Advantage shares of a fund is $250,000,000, unless: (a) the investor has invested at least $250,000,000 in the aggregate among the other fund, any Dreyfus Cash Management fund listed below and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $250,000,000 among the funds, Dreyfus Institutional Yield Advantage Fund and the Dreyfus Cash Management funds identified below.

-------------------------------------------------------------------------------

[Side Bar]

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares.

Amortized cost: a method of valuing a money market fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

[Side Bar]

The Dreyfus Cash Management Funds include:

• • • • • • • • •	Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus New York Municipal Cash Management

Dreyfus Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing fund shares being sold must be returned with the redemption request.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Each fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

•	change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” ¯ payment in portfolio securities rather than cash ¯ if the amount being redeemed is deemed by Dreyfus to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and Dreyfus determines to do so.

[ICON]     DISTRIBUTIONS AND TAXES

Each fund usually pays its shareholders dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Dividends and distributions are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date). The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

[ICON]      SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Institutional Advantage shares of a fund, Institutional Advantage shares of the other fund, or Institutional shares of Dreyfus Institutional Yield Advantage Fund or of any Dreyfus Cash Management fund listed under “Account Policies” in this prospectus. These funds have different investment policies that may be of interest to investors. Investors should read the current prospectus for any fund into which they are exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional Advantage shares of a fund, in Institutional Advantage shares of the other fund, or Institutional shares of Dreyfus Institutional Yield Advantage Fund or of any Dreyfus Cash Management fund listed under “Account Policies” in this prospectus, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account Statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT

BY TELEPHONE
Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Transmit the investment to The Bank of New York, with these instructions:

• • • • • • • • • • • •	ABA# 021000018

fund name and DDA#

Dreyfus Institutional Cash Advantage Fund

DDA# __________

Dreyfus Institutional Cash Advantage Plus Fund

DDA# __________

the share class

your Social Security or tax ID number

account registration

dealer number, if applicable

account number

Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Have your bank send your investment to The Bank of New York, with these instructions:

• • • • • • • • • •	ABA# 021000018

fund name and DDA#

Dreyfus Institutional Cash Advantage Fund

DDA# __________

Dreyfus Institutional Cash Advantage Plus Fund

DDA# __________

the share class

account number

account registration

dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

[Left Side Bar]

To open an account, make subsequent investments or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

TO OPEN AN ACCOUNT

VIA COMPUTER FACILITIES
Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System.
Enter:

• • • •	account number fund number share class amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter:

• • • •	account number fund number share class amount to sell

Print a report of transactions for your records.

[Side Bar]

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems. For information about Dreyfus, access our Internet site at www.LIONSALES.com.

FOR MORE INFORMATION

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUND

DREYFUS INSTITUTIONAL CASH ADVANTAGE PLUS FUND

Series of Dreyfus Institutional Cash Advantage Funds
SEC file number: 811-____

More information on each fund is available free upon request, including the following:

Statement of Additional Information (SAI)

Provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

[Left Side Bar]

To obtain information:

By telephone
Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

By E-mail Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

By mail Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to public info@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

(C)2002 Dreyfus Service Corporation

Subject to Completion, dated April __, 2002

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund

Seeking current income, safety of principal and
liquidity by investing in high quality, short-term
securities

PROSPECTUS __________, 2002

Administrative Advantage Shares

You, Your Advisor And
[DREYFUS LOGO]
A Mellon Financial Company

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund

CONTENTS

THE FUNDS

Introduction Dreyfus Institutional Cash Advantage Fund Dreyfus Institutional Cash Advantage Plus Fund Management Financial Highlights

ACCOUNT INFORMATION

Account Policies Distributions and Taxes Services for Fund Investors Instructions for Account Transactions

FOR MORE INFORMATION

See back cover

THE FUNDS

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. Each fund, however, intends to purchase only securities with the highest credit rating, or the unrated equivalent.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in a fund.

[Side Bar]

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

• • •	maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Dreyfus Institutional Cash Advantage Fund

[ICON]      GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

•	certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

•	repurchase agreements, including tri-party repurchase agreements

• •	asset-backed securities high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

[ICON]      MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	any of the fund's holdings could have its credit rating downgraded or could default

•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

[Side Bar]

What this fund is - and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[ICON]      PAST PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.

[ICON]      EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Administrative Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

____________________________________________________

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                                               0.10%
Rule 12b-1 fee                                                0.07%
Shareholder services fee                                      0.05%
Other expenses                                                0.00%
-----------------------------------------------------------------------------
Total                                                         0.22%

Expense example

                         1 Year                 3 Years
----------------------------------------------------------------------------

                         $___                   $___

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, shareholder services fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative Advantage shares, servicing shareholder accounts and advertising and marketing related to Administrative Advantage shares. The distributor may pay all or part of this fee to institutions which have purchased Administrative Advantage shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative Advantage shares, over time it will increase the cost of an investment in Administrative Advantage shares and could cost investors more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for shareholder account service and maintenance.

Other expenses: as to the fund’s Administrative Advantage shares, under its management agreement with Dreyfus, the fund only pays management fees, shareholder services fees, Rule 12b-1 fees and certain other expenses described above which are estimated for the current fiscal year to be 0% of the fund’s average daily net assets. Actual expenses may be greater than such amount.

Dreyfus Institutional Cash Advantage Plus Fund

[ICON]     GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

•	certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks (or thrifts) or their subsidiaries or branches

•	repurchase agreements, including tri-party repurchase agreements

•	asset-backed securities

•	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

[ICON]      MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	any of the fund's holdings could have its credit rating downgraded or could default

•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

•	the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

[Side Bar]

What this fund is - and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[ICON]      PAST PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.

[ICON]      EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Administrative Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

____________________________________________________

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                                               0.10%
Rule 12b-1 fee                                                0.07%
Shareholder services fee                                      0.05%
Other expenses                                                0.00%
--------------------------------------------------- --------------------------
Total                                                         0.22%

Expense example

                         1 Year                 3 Years
------------------------ ---------------------- ----------------------

                         $___                   $___

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, shareholder services fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative Advantage shares, servicing shareholder accounts and advertising and marketing related to Administrative Advantage shares. The distributor may pay all or part of this fee to institutions which have purchased Administrative Advantage shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative Advantage shares, over time it will increase the cost of an investment in Administrative Advantage shares and could cost investors more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for shareholder account service and maintenance.

Other expenses: as to the fund’s Administrative Advantage shares, under its management agreement with Dreyfus, the fund only pays management fees, shareholder services fees, Rule 12b-1 fees and certain other expenses described above which are estimated for the current fiscal year to be 0% of the fund’s average daily net assets. Actual expenses may be greater than such amount.

[ICON]     MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $___ billion in over ___ mutual fund portfolios. Each fund has agreed to pay Dreyfus a management fee at the annual rate of 0.10% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund’s distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]     FINANCIAL HIGHLIGHTS

As new funds, financial highlights information is not available for the funds as of the date of this prospectus.

[ICON]      ACCOUNT INFORMATION

[ICON]      ACCOUNT POLICIES

Each fund is designed for institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Administrative Advantage shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying Shares

The price for fund shares is the fund’s net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. every day the New York Stock Exchange, or the transfer agent (as on Good Friday), is open for regular business. An order will be priced at the next NAV calculated after the order is accepted by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

Minimum investments

                                         Initial                    Additional
-------------------------------------------------------------------------------
Administrative Advantage shares        $250,000,000*                  none

* The minimum initial investment in Administrative Advantage shares of a fund is $250,000,000, unless: (a) the investor has invested at least $250,000,000 in the aggregate among the other fund, any Dreyfus Cash Management fund listed below and Dreyfus Institutional Yield Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent Advantage and availability of assets to reach a future level of investment of $250,000,000 among the funds, Dreyfus Institutional Yield Advantage Fund and the Dreyfus Cash Management funds identified below.

[Side Bar]

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares.

Amortized cost: a method of valuing a money market fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

[Side Bar]

The Dreyfus Cash Management Funds include:

• • • • • • • • •	Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus New York Municipal Cash Management

Dreyfus Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing fund shares being sold must be returned with the redemption request.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Each fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

•	change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” ¯ payment in portfolio securities rather than cash ¯ if the amount being redeemed is deemed by Dreyfus to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and Dreyfus determines to do so.

[ICON]     DISTRIBUTIONS AND TAXES

Each fund usually pays its shareholders dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Dividends and distributions are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date). The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

[ICON]      SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Administrative Advantage shares of a fund, Administrative Advantage shares of the other fund, or Administrative shares of any Dreyfus Cash Management fund listed under “Account Policies” in this prospectus. These funds have different investment policies that may be of interest to investors. Investors should read the current prospectus for any fund into which they are exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Administrative Advantage shares of a fund, in Administrative Advantage shares of the other fund, or Administrative shares of any Dreyfus Cash Management fund listed under “Account Policies” in this prospectus, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account Statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT

BY TELEPHONE
Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Transmit the investment to The Bank of New York, with these instructions:

• • • • • • • • • • •	ABA# 021000018

fund name and DDA#

Dreyfus Institutional Cash Advantage Fund

DDA# __________

Dreyfus Institutional Cash Advantage Plus Fund

DDA# __________

the share class

your Social Security or tax ID number

account registration

dealer number, if applicable

account number

Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Have your bank send your investment to The Bank of New York, with these instructions:

• • • • • • • • • •	ABA# 021000018

fund name and DDA#

Dreyfus Institutional Cash Advantage Fund

DDA# __________

Dreyfus Institutional Cash Advantage Plus Fund

DDA# __________

the share class

account number

account registration

dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

[Left Side Bar]

To open an account, make subsequent investments or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

TO OPEN AN ACCOUNT

VIA COMPUTER FACILITIES
Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System.
Enter:

• • • •	account number fund number share class amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter:

• • • •	account number fund number share class amount to sell

Print a report of transactions for your records.

[Side Bar]

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems. For information about Dreyfus, access our Internet site at www.LIONSALES.com.

FOR MORE INFORMATION

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUND
DREYFUS INSTITUTIONAL CASH ADVANTAGE PLUS FUND
Series of Dreyfus Institutional Cash Advantage Funds
SEC file number: 811-____

More information on each fund is available free upon request, including the following:

Statement of Additional Information (SAI)

Provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

[Left Side Bar]

To obtain information:

By telephone
Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

By E-mail Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

By mail Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to public info@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

(C)2002 Dreyfus Service Corporation

Subject to Completion, dated April __, 2002

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund

Seeking current income, safety of principal and
liquidity by investing in high quality, short-term
securities

PROSPECTUS __________, 2002

Investor Advantage Shares

You, Your Advisor And
[DREYFUS LOGO]
A Mellon Financial Company

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund

CONTENTS

THE FUNDS

Introduction Dreyfus Institutional Cash Advantage Fund Dreyfus Institutional Cash Advantage Plus Fund Management Financial Highlights

ACCOUNT INFORMATION

Account Policies Distributions and Taxes Services for Fund Investors Instructions for Account Transactions

FOR MORE INFORMATION

See back cover

THE FUNDS

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. Each fund, however, intends to purchase only securities with the highest credit rating, or the unrated equivalent.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in a fund.

[Side Bar]

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

• • •	maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Dreyfus Institutional Cash Advantage Fund

[ICON]     GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

•	certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

•	repurchase agreements, including tri-party repurchase agreements

•	asset-backed securities

•	high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

[ICON]      MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	any of the fund's holdings could have its credit rating downgraded or could default

•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

[Side Bar]

What this fund is - and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[ICON]      PAST PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.

[ICON]      EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Investor Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

____________________________________________________

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                                               0.10%
Rule 12b-1 fee                                                0.25%
Shareholder services fee                                      0.05%
Other expenses                                                0.00%
--------------------------------------------------- --------------------------
Total                                                         0.40%

Expense example

                         1 Year                 3 Years
------------------------ ---------------------- ----------------------
                         $___                   $___

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, shareholder services fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor Advantage shares, servicing shareholder accounts and advertising and marketing related to Investor Advantage shares. The distributor may pay all or part of this fee to institutions which have purchased Investor Advantage shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor Advantage shares, over time it will increase the cost of an investment in Investor Advantage shares and could cost investors more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for shareholder account service and maintenance.

Other expenses: as to the fund’s Investor Advantage shares, under its management agreement with Dreyfus, the fund only pays management fees, shareholder services fees, Rule 12b-1 fees and certain other expenses described above which are estimated for the current fiscal year to be 0% of the fund’s average daily net assets. Actual expenses may be greater than such amount.

Dreyfus Institutional Cash Advantage Plus Fund

[ICON]      GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

•	certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks (or thrifts) or their subsidiaries or branches

•	repurchase agreements, including tri-party repurchase agreements

•	asset-backed securities

•	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

[ICON]      MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	any of the fund's holdings could have its credit rating downgraded or could default

•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

•	the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

[Side Bar]

What this fund is - and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[ICON]      PAST PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.

[ICON]      EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Investor Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

____________________________________________________

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                                               0.10%
Rule 12b-1 fee                                                0.25%
Shareholder services fee                                      0.05%
Other expenses                                                0.00%
--------------------------------------------------- --------------------------
Total                                                         0.40%

Expense example

                         1 Year                 3 Years
------------------------ ---------------------- ----------------------
                         $___                   $___

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, shareholder services fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor Advantage shares, servicing shareholder accounts and advertising and marketing related to Investor Advantage shares. The distributor may pay all or part of this fee to institutions which have purchased Investor Advantage shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor Advantage shares, over time it will increase the cost of an investment in Investor Advantage shares and could cost investors more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for shareholder account service and maintenance.

Other expenses: as to the fund’s Investor Advantage shares, under its management agreement with Dreyfus, the fund only pays management fees, shareholder services fees, Rule 12b-1 fees and certain other expenses described above which are estimated for the current fiscal year to be 0% of the fund’s average daily net assets. Actual expenses may be greater than such amount.

[ICON]      MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $___ billion in over ___ mutual fund portfolios. Each fund has agreed to pay Dreyfus a management fee at the annual rate of 0.10% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund’s distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]      FINANCIAL HIGHLIGHTS

As new funds, financial highlights information is not available for the funds as of the date of this prospectus.

[ICON]      ACCOUNT INFORMATION

[ICON]      ACCOUNT POLICIES

Each fund is designed for institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Investor Advantage shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying Shares

The price for fund shares is the fund’s net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. every day the New York Stock Exchange, or the transfer agent (as on Good Friday), is open for regular business. An order will be priced at the next NAV calculated after the order is accepted by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

Minimum investments

                                         Initial                   Additional
------------------------------------------------------------------------------
Investor Advantage shares                $250,000,000*               none

* The minimum initial investment in Investor Advantage shares of a fund is $250,000,000, unless: (a) the investor has invested at least $250,000,000 in the aggregate among the other fund, any Dreyfus Cash Management fund listed below and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $250,000,000 among the funds, Dreyfus Institutional Yield Advantage Fund and the Dreyfus Cash Management funds identified below.

[Side Bar]

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares.

Amortized cost: a method of valuing a money market fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

[Side Bar]

The Dreyfus Cash Management Funds include:

•	Dreyfus Cash Management

•	Dreyfus Cash Management Plus

•	Dreyfus Government Cash Management

•	Dreyfus Government Prime Cash Management

•	Dreyfus New York Municipal Cash Management

•	Dreyfus Municipal Cash Management

•	Dreyfus Tax Exempt Cash Management

•	Dreyfus Treasury Cash Management

•	Dreyfus Treasury Prime Cash Management

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing fund shares being sold must be returned with the redemption request.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Each fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

•	change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” ¯ payment in portfolio securities rather than cash ¯ if the amount being redeemed is deemed by Dreyfus to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and Dreyfus determines to do so.

[ICON]      DISTRIBUTIONS AND TAXES

Each fund usually pays its shareholders dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Dividends and distributions are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date). The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

[ICON]      SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Investor Advantage shares of a fund, Investor Advantage shares of the other fund, or Investor shares of Dreyfus Institutional Yield Advantage Fund or of any Dreyfus Cash Management fund listed under “Account Policies” in this prospectus. These funds have different investment policies that may be of interest to investors. Investors should read the current prospectus for any fund into which they are exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Investor Advantage shares of a fund, in Investor Advantage shares of the other fund, or Investor shares of Dreyfus Institutional Yield Advantage Fund or of any Dreyfus Cash Management fund listed under “Account Policies” in this prospectus, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account Statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT

BY TELEPHONE
Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Transmit the investment to The Bank of New York, with these instructions:

•	ABA# 021000018

•	fund name and DDA#

•	Dreyfus Institutional Cash Advantage Fund

•	DDA# __________

•	Dreyfus Institutional Cash Advantage Plus Fund

•	DDA# __________

•	the share class

•	your Social Security or tax ID number

•	account registration

•	dealer number, if applicable

•	account number Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Have your bank send your investment to The Bank of New York, with these instructions:

•	ABA# 021000018

•	fund name and DDA#

•	Dreyfus Institutional Cash Advantage Fund

•	DDA# __________

•	Dreyfus Institutional Cash Advantage Plus Fund

•	DDA# __________

•	the share class

•	account number

•	account registration

•	dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

[Left Side Bar]

To open an account, make subsequent investments or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

TO OPEN AN ACCOUNT

VIA COMPUTER FACILITIES
Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System.
Enter:

• • • •	account number fund number share class amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter:

• • • •	account number fund number share class amount to sell

Print a report of transactions for your records.

[Side Bar]

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems. For information about Dreyfus, access our Internet site at www.LIONSALES.com.

FOR MORE INFORMATION

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUND
DREYFUS INSTITUTIONAL CASH ADVANTAGE PLUS FUND
Series of Dreyfus Institutional Cash Advantage Funds
SEC file number: 811-____

More information on each fund is available free upon request, including the following:

Statement of Additional Information (SAI)

Provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

[Left Side Bar]

To obtain information:

By telephone
Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

By E-mail Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

By mail Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to public info@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

(C)2002 Dreyfus Service Corporation

Subject to Completion, dated April __, 2002

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund

Seeking current income, safety of principal and
liquidity by investing in high quality, short-term
securities

PROSPECTUS __________, 2002

Participant Advantage Shares

You, Your Advisor And
[DREYFUS LOGO]
A Mellon Financial Company

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund

CONTENTS

THE FUNDS

Introduction Dreyfus Institutional Cash Advantage Fund Dreyfus Institutional Cash Advantage Plus Fund Management Financial Highlights

ACCOUNT INFORMATION

Account Policies Distributions and Taxes Services for Fund Investors Instructions for Account Transactions

FOR MORE INFORMATION

See back cover

THE FUNDS

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. Each fund, however, intends to purchase only securities with the highest credit rating, or the unrated equivalent.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in a fund.

[Side Bar]

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less

•	buy individual securities that have remaining maturities of 13 months or less

•	invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Dreyfus Institutional Cash Advantage Fund

[ICON]      GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

•	certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

•	repurchase agreements, including tri-party repurchase agreements

•	asset-backed securities

•	high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

[ICON]      MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	any of the fund's holdings could have its credit rating downgraded or could default

•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

[Side Bar]

What this fund is - and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[ICON]      PAST PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.

[ICON]      EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Participant Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

____________________________________________________

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                                               0.10%
Rule 12b-1 fee                                                0.40%
Shareholder services fee                                      0.05%
Other expenses                                                0.00%
--------------------------------------------------- --------------------------
Total                                                         0.55%

Expense example

                         1 Year                 3 Years
------------------------ ---------------------- ----------------------
                         $___                   $___

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, shareholder services fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant Advantage shares, servicing shareholder accounts and advertising and marketing related to Participant Advantage shares. The distributor may pay all or part of this fee to institutions which have purchased Participant Advantage shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant Advantage shares, over time it will increase the cost of an investment in Participant Advantage shares and could cost investors more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for shareholder account service and maintenance.

Other expenses: as to the fund’s Participant Advantage shares, under its management agreement with Dreyfus, the fund only pays management fees, shareholder services fees, Rule 12b-1 fees and certain other expenses described above which are estimated for the current fiscal year to be 0% of the fund’s average daily net assets. Actual expenses may be greater than such amount.

Dreyfus Institutional Cash Advantage Plus Fund

[ICON]      GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

•	certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks (or thrifts) or their subsidiaries or branches

•	repurchase agreements, including tri-party repurchase agreements

•	asset-backed securities

•	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

[ICON]      MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund intends to maintain a constant share price, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	any of the fund's holdings could have its credit rating downgraded or could default

•	the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

•	the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

[Side Bar]

What this fund is - and isn't

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

[ICON]      PAST PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.

[ICON]      EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described for Participant Advantage shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

____________________________________________________

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees                                               0.10%
Rule 12b-1 fee                                                0.40%
Shareholder services fee                                      0.05%
Other expenses                                                0.00%
---------------------------------------------- --------------------------
Total                                                         0.55%

Expense example

                         1 Year                 3 Years
------------------------ ---------------------- ----------------------
                         $___                   $___

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. Under the fund’s management contract, Dreyfus has agreed to pay all of the fund’s expenses, except management fees, shareholder services fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant Advantage shares, servicing shareholder accounts and advertising and marketing related to Participant Advantage shares. The distributor may pay all or part of this fee to institutions which have purchased Participant Advantage shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant Advantage shares, over time it will increase the cost of an investment in Participant Advantage shares and could cost investors more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for shareholder account service and maintenance.

Other expenses: as to the fund’s Participant Advantage shares, under its management agreement with Dreyfus, the fund only pays management fees, shareholder services fees, Rule 12b-1 fees and certain other expenses described above which are estimated for the current fiscal year to be 0% of the fund’s average daily net assets. Actual expenses may be greater than such amount.

[ICON]       MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $___ billion in over ___ mutual fund portfolios. Each fund has agreed to pay Dreyfus a management fee at the annual rate of 0.10% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund’s distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]      FINANCIAL HIGHLIGHTS

As new funds, financial highlights information is not available for the funds as of the date of this prospectus.

[ICON]      ACCOUNT INFORMATION

[ICON]      ACCOUNT POLICIES

Each fund is designed for institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant Advantage shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying Shares

The price for fund shares is the fund’s net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. every day the New York Stock Exchange, or the transfer agent (as on Good Friday), is open for regular business. An order will be priced at the next NAV calculated after the order is accepted by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

Minimum investments
                                   Initial                     Additional
---------------------------------------------------------------------------------------
Participant Advantage shares     $250,000,000*                 none

*      The minimum initial investment in Participant Advantage shares of a fund is $250,000,000, unless: (a) the investor has invested at least $250,000,000 in the aggregate among the other fund, any Dreyfus Cash Management fund listed below and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $250,000,000 among the funds, Dreyfus Institutional Yield Advantage Fund and the Dreyfus Cash Management funds identified below.

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Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares.

Amortized cost: a method of valuing a money market fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

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The Dreyfus Cash Management Funds include:

•	Dreyfus Cash Management

•	Dreyfus Cash Management Plus

•	Dreyfus Government Cash Management

•	Dreyfus Government Prime Cash Management

•	Dreyfus New York Municipal Cash Management

•	Dreyfus Municipal Cash Management

•	Dreyfus Tax Exempt Cash Management

•	Dreyfus Treasury Cash Management

•	Dreyfus Treasury Prime Cash Management

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing fund shares being sold must be returned with the redemption request.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Each fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

•	change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” ¯ payment in portfolio securities rather than cash ¯ if the amount being redeemed is deemed by Dreyfus to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and Dreyfus determines to do so.

[ICON]      DISTRIBUTIONS AND TAXES

Each fund usually pays its shareholders dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Dividends and distributions are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date). The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

[ICON]      SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Participant Advantage shares of a fund, Participant Advantage shares of the other fund, or Participant shares of any Dreyfus Cash Management fund listed under “Account Policies” in this prospectus. These funds have different investment policies that may be of interest to investors. Investors should read the current prospectus for any fund into which they are exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant Advantage shares of a fund, in Participant Advantage shares of the other fund, or Participant shares of any Dreyfus Cash Management fund listed under “Account Policies” in this prospectus, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account Statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT

BY TELEPHONE
Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Transmit the investment to The Bank of New York, with these instructions:

•	ABA# 021000018

•	fund name and DDA#

•	Dreyfus Institutional Cash Advantage Fund

•	DDA# __________

•	Dreyfus Institutional Cash Advantage Plus Fund

•	DDA# __________

•	the share class

•	your Social Security or tax ID number

•	account registration

•	dealer number, if applicable

•	account number Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Have your bank send your investment to The Bank of New York, with these instructions:

•	ABA# 021000018

•	fund name and DDA#

•	Dreyfus Institutional Cash Advantage Fund

•	DDA# __________

•	Dreyfus Institutional Cash Advantage Plus Fund

•	DDA# __________

•	the share class

•	account number

•	account registration

•	dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

Wire Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

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To open an account, make subsequent investments or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

TO OPEN AN ACCOUNT

VIA COMPUTER FACILITIES
Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System.
Enter:

•	account number

•	fund number

•	share class

•	amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter:

•	account number

•	fund number

•	share class

•	amount to sell

Print a report of transactions for your records.

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The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems. For information about Dreyfus, access our Internet site at www.LIONSALES.com.

FOR MORE INFORMATION

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUND
DREYFUS INSTITUTIONAL CASH ADVANTAGE PLUS FUND
Series of Dreyfus Institutional Cash Advantage Funds
SEC file number: 811-____

More information on each fund is available free upon request, including the following:

Statement of Additional Information (SAI)

Provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

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To obtain information:

By telephone
Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

By E-mail Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

By mail Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to public info@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

(C)2002 Dreyfus Service Corporation

Subject to Completion, dated April __, 2002

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUND
DREYFUS INSTITUTIONAL CASH ADVANTAGE PLUS FUND

FOR INSTITUTIONAL ADVANTAGE SHARES, ADMINISTRATIVE ADVANTAGE SHARES,
INVESTOR ADVANTAGE SHARES AND PARTICIPANT ADVANTAGE SHARES
STATEMENT OF ADDITIONAL INFORMATION
______ __, 2002

           This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for the relevant class of shares of Dreyfus Institutional Cash Advantage Fund and Dreyfus Institutional Cash Advantage Plus Fund (each, a "Fund" and collectively, the "Funds") of Dreyfus Institutional Cash Advantage Funds (the "Company"), dated ______ __, 2002, as such Prospectus may be revised from time to time. To obtain a copy of the Prospectus for a class of shares of a Fund, please write to the Company at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

Outside New York State -- Call Toll Free 1-800-346-3621
In New York State -- Call 1-718-895-1650

           Individuals or entities for whom institutions may purchase or redeem Fund shares may write to the Company at the above address or call toll free 1-800-554-4611 to obtain a copy of the Prospectus.

TABLE OF CONTENTS

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DESCRIPTION OF THE COMPANY AND THE FUNDS

           The Company is a newly-organized, Massachusetts business trust. Each Fund is a separate portfolio of the Company, an open-end management investment company, known as a money market mutual fund. Each Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer.

           The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

           Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

           The following information supplements (except as noted) and should be read in conjunction with the Funds' Prospectus.

           U.S. Government Securities. Each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

           Bank Obligations. Each Fund may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

           CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

           TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

           Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

           Each Fund may invest in TDs and CDs issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. Each Fund is authorized to purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. A Fund would not own more than one such CD per such issuer.

           Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the each Fund generally, among other things, are required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

           CDs held by a Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

           Obligations of foreign branches and foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

           Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the State in which the branch is located if the branch is licensed in that state.

           In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

           In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches or foreign subsidiaries of domestic banks, or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

           Commercial Paper. Each Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by a Fund will consist only of direct obligations issued by domestic and, in the case of Dreyfus Institutional Cash Advantage Plus Fund, foreign entities. The other corporate obligations in which each Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).

           Floating and Variable Rate Obligations. Each Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon no more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

           Asset-Backed Securities. Each Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

           Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Each Fund's custodian or sub-custodian employed in connection with tri-party repurchase agreement transactions will have custody of, and will segregate securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, a Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which such Fund may invest and, in the case of tri-party repurchase agreements, U.S. Government securities with a maturity of greater than one year, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

           Foreign Government Obligations; Securities of Supranational Entities. (Dreyfus Institutional Cash Advantage Plus Fund only) The Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

           Illiquid Securities. Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

           The following information supplements (except as noted) and should be read in conjunction with the Funds' Prospectus.

           Borrowing Money. Each Fund is permitted to borrow to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), which permits an investment company to borrow an amount up to 331/3 of the value of its total assets. Each Fund currently intends to borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments. In addition, Dreyfus Institutional Cash Advantage Plus Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.

           Reverse Repurchase Agreements. (Dreyfus Institutional Cash Advantage Plus Fund only) The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed and return received on the securities purchased. The Fund's Board has considered the risks to the Fund and its shareholders which may result from the entry into reverse repurchase agreements and has determined that the entry into such agreements is consistent with the Fund's investment objective and management policies. The Fund will segregate permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission.

           Forward Commitments. (Dreyfus Institutional Cash Advantage Plus Fund only) The Fund may purchase portfolio securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the purchase commitment.

           Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

           Lending Portfolio Securities. (Dreyfus Institutional Cash Advantage Plus Fund only) The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets. The Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to repurchase agreements or other high quality instruments of short maturity.

Certain Investment Considerations and Risks

           General. Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Funds since the Funds usually do not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by a Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

           Bank Securities. To the extent a Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. Each Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

           Foreign Securities. Each Fund may invest in securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, and, in the case of Dreyfus Institutional Cash Advantage Plus Fund, foreign government obligations and commercial paper issued by foreign issuers. Accordingly, the Funds may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a money market fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

           Simultaneous Investments. Investment decisions for each Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

           Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Company has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed, as to a Fund, by vote of a majority of the Fund's Board members at any time. Neither Fund may:

1.	Invest in commodities.

2.	Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowing to up to 33-1/3% of the value of the Fund’s total assets.

3.	Lend any securities or make loans to others, if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company’s Board.

4.	Purchase or sell securities on margin.

5.	Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).
6.	Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7.	Purchase, hold or deal in real estate, or oil, gas, or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest in or deal in real estate.

8.	Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund’s total assets may be invested, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities may be purchased, without regard to any such limitation.

9.	Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund’s total assets.

10.	Invest less than 25% of its total assets in securities issued by banks or invest more than 25% of its total assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

           If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction. With respect to Investment Restriction No. 2, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE COMPANY

           The Company's Board is responsible for the management and supervision of each Fund, and approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

        The Dreyfus Corporation..............................Investment Adviser
        Dreyfus Service Corporation..........................Distributor
        Dreyfus Transfer, Inc................................Transfer Agent
        The Bank of New York.................................Custodian

           Board members and officers of each Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

Board Members of the Company1

Name  (Age)                       Principal Occupation
Position with Company (Since)     During Past 5 Years                 Other Board Memberships and Affiliations
-----------------------------     -------------------                 ----------------------------------------
[To Be Provided]
________________

1 None of the Board members are "interested persons" of the Company, as defined in the 1940 Act.

           Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters, the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board, and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing evaluation committee, comprised of any one Board member who is not an "interested person" of the Fund, as defined in the 1940 Act. The function of the evaluation committee is to assist in valuing the Fund's investments.

           The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in the latter case as of December 31, 2001.

                                                          Dreyfus
                                  Dreyfus                 Institutional       Aggregate Holding of
                                  Institutional Cash      Cash Advantage      Funds in the Dreyfus
Name of Board Member              Advantage Fund          Plus Fund           Family of Funds
--------------------------      --------------------      --------------      ---------------------
[To Be Provided]

           As of December 31, 2001, none of the Board members or their immediate family members owned securities of the Manager, or the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

           The Company typically pays its Board members its allocated portion of an annual retainer of $25,000 and a fee of $4,000 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and six other funds (comprised of 24 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to Board members. The aggregate amount of compensation estimated to be paid to each Board member by the Company for the current fiscal year and paid by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolio's of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2001, were as follows:

                                                                               Total Compensation From the
                                          Estimated Aggregate Compensation    Company and Fund Complex Paid
          Name of Board Member                    From the Company*                to Board Member(**)

[To Be Provided]

__________

*       The compensation payable to each Board member will be paid by the Manager, not the Company.  See "Management
        Arrangements."
**      Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Funds, for which the Board member serves.

Officers of the Company

STEPHEN E. CANTER, President since April 2002. Chairman of the Board,
   Chief Executive Officer and Chief Operating Officer of the Manager, and an
   officer of 93 investment companies (comprised of 185 portfolios) managed by the
   Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 56 years old and has been an employee of the Manager since May 1995.

CHARLES CARDONA, Executive Vice President since April 2002. Executive
   Vice President of the Distributor, President of Dreyfus Institutional Services
   Division, a division of the Distributor, and an officer of 12 investment companies (comprised of 15 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, Vice President since April 2002. Executive Vice
   President, Secretary, and General Counsel of the Manager, and an officer of 94 investment companies (comprised of 198 portfolios) managed by the Manager. He is
   55 years old, and has been an employee of the Manager since June 1977.

JEFF PRUSNOFSKY, Secretary since April 2002. Associate General Counsel of the Manager, and an officer of 11 investment companies (comprised of 62 portfolios) managed by the Manager. He is 36 years old, and has been an employee of the Manager since January 1986.

STEVEN F. NEWMAN, Assistant Secretary since April 2002. Associate General
   Counsel and Assistant Secretary of the Manager, and an officer of 95 investment companies (comprised of 198 portfolios) managed by the Manager. He is 52 years old, and has been an employee of the Manager since July 1980.

JAMES WINDELS, Treasurer since April 2002. Director – Mutual Fund
   Accounting of the Manager, and an officer of 94 investment companies (comprised of 198 portfolios) managed by the Manager. He is 43 years old, and has been an employee of the Manager since April 1985.

WILLIAM MCDOWELL, Assistant Treasurer since April 2002. Senior Accounting
   Manager – Taxable Fixed Income of the Manager, and an officer of 19 investment companies (comprised of 75 portfolios) managed by the Manager. He is
   43 years old, and has been an employee of the Manager since March 1981.

KENNETH J. SANDGREN, Assistant Treasurer since April 2002. Mutual Funds Tax
   Director of the Manager, and an officer of 94 investment companies (comprised of
   198 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1993.

MICHAEL CONDON, Assistant Treasurer since April 2002. Senior Treasury
   Manager of the Manager, and an officer of 36 investment companies (comprised of
   78 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since June 1983.

           The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

MANAGEMENT ARRANGEMENTS

           Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global multibank financial company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

           The Manager provides management services pursuant to the Management Agreement (the "Agreement") between the Company and the Manager. As to each Fund, the Agreement continues until _______, 2004 and thereafter is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Company's Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on not more than 60 days' notice, by the Board or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

           In approving the Agreement, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Funds by the Manager; the investment management expertise of the Manager in respect of the relevant Fund's investment strategies; the personnel, resources and experience of the Manager; the management fees payable to the Manager with respect to the Funds relative to those payable by mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; the relationship between the fees payable to the Manager under the Agreement and the Company's Distribution Plan; and ancillary benefits the Manager may receive from its relationship with the Company.

           The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chairman of the Board, Chief Executive Officer, and Chief Operating Officer; Thomas F. Eggers, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; Michael G. Millard, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Diane P. Durnin, Senior Vice President; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliott, David F. Lamere, Martin G. McGuinn, Richard W. Sabo and Richard F. Syron, directors.

           The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Funds' portfolio managers are Bernard Kiernan, Patricia A. Larkin, James O'Connor and Thomas Riordan. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

           The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

           The Manager maintains office facilities on behalf of the Company, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Company. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

           All expenses incurred in the operation of the Company are borne by the Manager, except management fees, shareholder services fees, Rule 12b-1 fees, brokerage commissions, taxes, interest, fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members, and extraordinary expenses.

           As compensation for the Manager's services under the Agreement, the Company has agreed to pay the Manager a monthly management fee at the annual rate of 0.10% of the value of each Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. The Manager has agreed to reduce its management fee in an amount equal to the accrued fees and expenses of the non-interested Board members, and the fees and expenses of independent counsel to the Company and to the non-interested Board members. As of the date of this Statement of Additional Information, the Funds had not commenced operations.

           The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

           Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually.

           Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9263, Boston, Massachusetts 02205-8501, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses.

           The Bank of New York (the "Custodian"), 15 Broad Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a custody agreement with the Company, the Custodian holds each Fund's securities and keeps all necessary accounts and records.

HOW TO BUY SHARES

           Each Fund offers four classes of shares--Institutional Advantage shares, Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares. The classes are identical, except as to the services offered to each class and the expenses borne by each class which may affect performance. See "Service Plans."

           The Funds are designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Fund shares have agreed to transmit copies of the Fund's Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the shares were purchased, to the extent required by law.

           The minimum initial investment for a Fund is $250,000,000, unless: (a) the investor has invested at least $250,000,000 in the aggregate among the other Fund, any Dreyfus Cash Management fund listed in the prospectus under "Account Policies" and Dreyfus Institutional Yield Advantage Fund; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $250,000,000 among the Funds, Dreyfus Institutional Yield Advantage Fund and the Dreyfus Cash Management funds. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. The Company reserves the right to reject any purchase order.

           Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.

           Fund shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with those of the Company, investors should call Dreyfus Institutional Services Division at one of the telephone numbers listed on the cover.

           Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or other entity authorized to receive orders on behalf of the Fund. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value."

           Each of the Funds' net asset value per share is determined three times daily: as of 12:00 Noon, 5:00 p.m. and 8:00 p.m., on each day the New York Stock Exchange or the Transfer Agent is open for regular business.

           As to each Fund, orders placed with Dreyfus Institutional Services Division prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day.

           Orders effected through an automated interface or trading system after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the Custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than an automated interface or trading system, will become effective on the following business day.

           All times are Eastern time.

           Using Federal Funds. The Transfer Agent or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds, and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a securities dealer, bank or other financial institution and an order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Custodian.

SERVICE PLAN
(ADMINISTRATIVE ADVANTAGE SHARES, INVESTOR ADVANTAGE SHARES AND
PARTICIPANT ADVANTAGE SHARES ONLY)

           Rule 12b-1 under the 1940 Act (the "Rule") provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Service Plan") with respect to each Fund's Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares pursuant to which the Fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholders accounts ("Servicing"). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent will provide holders of Administrative Advantage shares, Investor Advantage shares or Participant Advantage shares with a consolidated statement. The Service Agent generally also will provide the holders of Investor Advantage shares or Participant Advantage shares checkwriting privileges and, in the case of Participant Advantage shares, automated teller machine access, and bill paying services. The amount paid under the Service Plan for Servicing, together with any amounts payable pursuant to the Company's Shareholder Services Plan, is intended to be a "service fee" as defined under the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and at no time will such amount exceed the maximum amount permitted to be paid under the NASD Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. The Company's Board believes that there is a reasonable likelihood that the Service Plan will benefit each Fund and the holders of its Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares.

           A quarterly report of the amounts expended under the Service Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Service Plan provides that it may not be amended to increase materially the costs which holders of Administrative Advantage shares, Investor Advantage shares, or Participant Advantage shares may bear pursuant to the Service Plan without the approval of the holders of such class of shares and that other material amendments of the Service Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Service Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Service Plan. As to the relevant Class of shares of a Fund, the Service Plan may be terminated at any time as to a class of shares by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of such class of shares.

SHAREHOLDER SERVICES PLAN

           The Company has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Company has agreed to pay the Distributor for providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Funds and providing reports and other information, and services related to the maintenance of shareholder accounts.

           A quarterly report of the amounts expended under the Plan and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Plan provides that material amendments of the Plan must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

HOW TO REDEEM SHARES

           General. Each Fund ordinarily will make payment for shares redeemed within seven days after receipt by Dreyfus Institutional Services Division or other authorized entity of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

           For each Fund, if a redemption request is r eceived in proper form, it will be priced at the next determined net asset value, and if transmitted to the Custodian by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request effected through an automated interface or trading system after 5:00 p.m., but prior to 8:00 p.m., will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 5:00 p.m. and 8:00 p.m. by means other than an automated interface or trading system will not be effective until the following business day.

           All times are Eastern time.

           Wire Redemption Privilege. By using this privilege, the investor authorizes the Transfer Agent to act on telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve.

           Redemption Through Compatible Automated Facilities. Each Fund makes available to institutions the ability to redeem shares through a compatible automated interface or trading system. Investors desiring to redeem shares in this manner should call at one of the telephone numbers listed on the cover of this Statement of Additional Information to determine whether their automated facilities are compatible and to receive instructions for redeeming shares in this manner.

           Redemption Commitment. The Company has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

           Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's investors.

DETERMINATION OF NET ASSET VALUE

           Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

           The Company's Board has established, as a particular responsibility within the overall duty of care owed to each Fund's investors, procedures reasonably designed to stabilize each Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Company's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Company's Board.

           The extent of any deviation between a Fund's net asset value per share based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Company's Board. If such deviation exceeds 1/2%, the Company's Board will consider promptly what action, if any, will be initiated. In the event the Company's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value by using available market quotations or market equivalents.

           New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are currently scheduled to be closed are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The New York Stock Exchange also is closed on Good Friday.

SHAREHOLDER SERVICES

           Fund Exchanges. Shares of one class of a Fund may be exchanged for shares of the same class of the other Fund or for shares of a corresponding class of Dreyfus Institutional Yield Advantage Fund (which offers Institutional shares and Investor shares only) or of any Dreyfus Cash Management fund listed in the prospectus under "Account Policies." To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.

           An investor who wishes to redeem shares of one class of shares and purchase shares of another class of shares of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed on the cover page of this Statement of Additional Information, and should obtain a prospectus for the relevant share class which the investor wishes to purchase.

           No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

           Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits an investor to purchase, in exchange for shares of one class of a Fund, shares of the same class of the other Fund or shares of a corresponding class of Dreyfus Institutional Yield Advantage Fund (which offers Institutional shares and Investor shares only), or of any Dreyfus Cash Management fund listed in the prospectus under "Account Policies," if the investor is a shareholder in such fund. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.

           Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

           The Company reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

           It is expected that each Fund will qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If a Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

           Each Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange or the Transfer Agent is open for business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month, and automatically are reinvested in additional shares of the Fund at net asset value or, at the investor's option, paid in cash. If an investor redeems all shares in its account at any time during the month, all dividends to which the investor is entitled are paid along with the proceeds of the redemption.

           Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

PORTFOLIO TRANSACTIONS

           Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions will be paid by any Fund for such purchases. Purchases from underwriters of portfolio securities may include a concession paid by the issuer to the underwriter and the purchase price paid to, and sales price received from, market makers for the securities may reflect the spread between the bid and asked price.

           Transactions will be allocated to various dealers by the Funds' portfolio managers in their best judgment. The primary consideration will be prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares the Funds or other funds advised by the Manager or its affiliates.

           Research services furnished by brokers through which the Funds will effect securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Funds. Although it is not possible to place a dollar value on these services, it is the Manager's opinion that the receipt and study of such services should not reduce the overall expenses of its research department.

YIELD INFORMATION

           Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to the shareholder's account, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. Yield figures take into account any applicable distribution and service fees. As a result, at any given time, the performance of Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares should be expected to be lower than that of Institutional Advantage shares, the performance of Investor Advantage shares and Participant Advantage shares should be expected to be lower than that of Administrative Advantage shares and the performance of Participant Advantage shares should be expected to be lower than that of Investor Advantage shares.

           Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in a Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which each Fund's price per share is determined.

           Comparative performance information may be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., Bank Rate MonitorTM, iMoneyNet, Inc.'s Money Fund ReportTM, Morningstar, Inc. and other industry publications.

           From time to time, advertising materials for a Fund may refer to or discuss then-current or past economic conditions, developments and/or events, or actual or proposed tax legislation. From time to time, advertising materials for a Fund may also refer to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute. From time to time, advertising materials for a Fund also may discuss the availability and benefits of offering the Funds as investment vehicles for commercial sweep accounts, and may discuss statistics, data, and industry trends in this regard.

           In early 1974, the Manager commenced offering the first money market fund to be widely offered on a retail basis, Dreyfus Liquid Assets, Inc. Money market mutual funds have subsequently grown into over a one trillion dollar industry. As of _____, 2002, the Manager managed approximately $____ billion in money market fund assets, including approximately $____ billion in money market funds designed for institutional investors.

INFORMATION ABOUT THE COMPANY AND THE FUNDS

           Each Fund's shares are classified into four classes. Each Fund share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

           Under Massachusetts law, shareholders of a Fund could, under certain circumstances, be held liable for the obligations of that Fund. However, the Company's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in the agreement, obligation or instrument entered into or executed by the Company or its Board members. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Company intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Funds.

           Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

           The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. Thus a shareholder of one Fund is not deemed to be a shareholder of the other Fund. For certain matters shareholders vote together as a group; as to others they vote separately by Fund.

           To date, the Company's Board has authorized the creation of two series of shares. All consideration received by the Company for shares of a Fund, and all assets in which such consideration is invested, will belong to that Fund (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, a Fund will be treated separately from those of the other Fund. The Company has the ability to create, from time to time, new series without shareholder approval.

           Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a Fund shall be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical or that the matter does not affect any interest of such Fund. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

           Each Fund will send annual and semi-annual financial statements to all its shareholders.

Counsel and Independent Auditors

           Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectuses.

           Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of the Company.

APPENDIX

           Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson Bank Watch, Inc. ("Bank Watch").

Commercial Paper Ratings and Short-Term Ratings

           The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

           The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

           The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments.

           The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

           In addition to ratings of short-term obligations, Bank Watch assigns a rating to each issuer it rates, in gradations of A through F. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (qr) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which that bank is domiciled.

Bond Ratings and Long-Term Ratings

           Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

           Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

           Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events.

           Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank's shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT AUDITORS

Statement of Assets and Liabilities
______, 2002

[TO BE PROVIDED]

Statement of Operations
For the Period from ________, 2002 (date of organization) to ______, 2002

[TO BE PROVIDED]

Notes to Financial Statements

[TO BE PROVIDED]

Report of Independent Auditors

[TO BE PROVIDED]

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

PART C. OTHER INFORMATION

Item 23	Exhibits

(a)	Registrant's Amended and Restated Agreement and Declaration of Trust.*

(b)	Registrant's By-Laws.*

(d)	Management Agreement.*

(e)	Distribution Agreement.*

(g)	Custody Agreement.*

(h)	Shareholder Service Plan.*

(i)	Opinion and Consent of Registrant's counsel.*

(j)	Consent of Independent Auditors.*

(m)	Distribution Plan (Rule 12b-1 Plan).*

(p)	Code of Ethics adopted by the Registrant and Registrant's adviser and distributor.*

Other Exhibits

(a)	Powers of Attorney.*

(b)	Certificate of Assistant Secretary.*

* To be filed by amendment.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

Reference is made to Article VIII of the Registrant's Amended and Restated Agreement and Declaration of Trust to be filed as Exhibit (a) hereto. The application of these provisions is limited by Article 10 of the Registrant's By-Laws, to be filed as Exhibit (b) hereto and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to, trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Reference is also made to the Distribution Agreement to be filed as Exhibit (e) hereto.

Item 26(a).	Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                    Other Businesses                      Position Held                Dates
------------                    ----------------                      -------------                -----

Mandell L. Berman               Self-Employed                         Real Estate Consultant,      11/74 - Present
Director                        29100 Northwestern Highway            Residential Builder and
                                Suite 370                             Private Investor
                                Southfield, MI 48034

Stephen E. Canter               Mellon Financial Corporation+         Vice Chairman                6/01 - Present
Chairman of the Board,
Chief Executive Officer         Dreyfus Investment                    Chairman of the Board        1/97 - Present
and Chief Operating Officer     Advisors, Inc.++                      Director                     5/95 - Present
                                                                      President                    5/95 - Present

                                Newton Management Limited             Director                     2/99 - Present
                                London, England

                                Mellon Bond Associates, LLP+          Executive Committee          1/99 - Present
                                                                      Member

                                Mellon Equity Associates, LLP+        Executive Committee          1/99 - Present
                                                                      Member

                                Franklin Portfolio Associates, LLC*   Director                     2/99 - Present

                                Franklin Portfolio Holdings, Inc.*    Director                     2/99 - Present

                                The Boston Company Asset              Director                     2/99 - Present
                                Management, LLC*

                                TBCAM Holdings, Inc.*                 Director                     2/99 - Present

                                Mellon Capital Management             Director                     1/99 - Present
                                Corporation***

                                Founders Asset Management, LLC****    Member, Board of             12/97 - Present
                                                                      Managers
                                                                      Acting Chief Executive       7/98 - 12/98
                                                                      Officer
                                The Dreyfus Trust Company+++          Director                     6/95 - Present
                                                                      Chairman                     1/99 - Present
                                                                      President                    1/99 - Present
                                                                      Chief Executive Officer      1/99 - Present

Thomas F. Eggers                Dreyfus Service Corporation++         Chief Executive Officer      3/00 - Present
President and Director                                                and Chairman of the
                                                                      Board
                                                                      Executive Vice President     4/96 - 3/00
                                                                      Director                     9/96 - Present

                                Founders Asset Management, LLC****    Member, Board of             2/99 - Present
                                                                      Managers
                                Dreyfus Investment Advisors, Inc.     Director                     1/00 - Present

                                Dreyfus Service Organization, Inc.++  Director                     3/99 - Present

                                Dreyfus Insurance Agency of           Director                     3/99 - Present
                                Massachusetts, Inc. +++

                                Dreyfus Brokerage Services, Inc.      Director                     11/97 - 6/98
                                401 North Maple Avenue
                                Beverly Hills, CA.

Stephen R. Byers                Dreyfus Service Corporation++         Senior Vice President        3/00 - Present
Chief Investment Officer,
Vice Chairman and Director      Gruntal & Co., LLC                    Partner                      5/97 - 11/99
                                650 Madison Avenue                    Director                     5/97 - 11/99
                                New York, NY 10022                    Member of Executive          5/97 - 11/99
                                                                      Committee
                                                                      Executive Vice President     6/99 - 11/99
                                                                      Chief Financial Officer      5/97 - 6/99
                                                                      Treasurer                    5/97 - 6/99

Steven G. Elliott               Mellon Financial Corporation+         Director                     1/01 - Present
Director                                                              Senior Vice Chairman         1/99 - Present
                                                                      Chief Financial Officer      1/90 - Present
                                                                      Vice Chairman                6/92 - 1/99

                                Mellon Bank, N.A.+                    Director                     1/01 - Present
                                                                      Senior Vice Chairman         3/98 - Present
                                                                      Chief Financial Officer      1/90 - Present

                                Mellon EFT Services Corporation       Director                     10/98 - Present
                                Mellon Bank Center, 8th Floor
                                1735 Market Street
                                Philadelphia, PA 19103

                                Mellon Financial Services             Director                     1/96 - Present
                                Corporation #1                        Vice President               1/96 - Present
                                Mellon Bank Center, 8th Floor
                                1735 Market Street
                                Philadelphia, PA 19103

                                Boston Group Holdings, Inc.*          Vice President               5/93 - Present

                                APT Holdings Corporation              Treasurer                    12/87 - Present
                                Pike Creek Operations Center
                                4500 New Linden Hill Road
                                Wilmington, DE 19808

                                Allomon Corporation                   Director                     12/87 - Present
                                Two Mellon Bank Center
                                Pittsburgh, PA 15259

                                Collection Services Corporation       Controller                   10/90 - 2/99
                                500 Grant Street                      Director                     9/88 - 2/99
                                Pittsburgh, PA 15258                  Vice President               9/88 - 2/99
                                                                      Treasurer                    9/88 - 2/99

                                Mellon Financial Company+             Principal Executive Officer  1/88 - Present
                                                                      Chief Executive Officer
                                                                      Director                     8/87 - Present
                                                                      President                    8/87 - Present
                                                                                                   8/87 - Present
                                Mellon Overseas Investments           Director                     4/88 - Present
                                Corporation+

                                Mellon Financial Services             Treasurer                    12/87 - Present
                                Corporation # 5+

                                Mellon Financial Markets, Inc.+       Director                     1/99 - Present

                                Mellon Financial Services             Director                     1/99 - Present
                                Corporation #17
                                Fort Lee, NJ

                                Mellon Mortgage Company               Director                     1/99 - Present
                                Houston, TX

                                Mellon Ventures, Inc. +               Director                     1/99 - Present

Lawrence S. Kash                Dreyfus Investment                    Director                     4/97 - 12/99
Vice Chairman                   Advisors, Inc.++

                                Dreyfus Brokerage Services, Inc.      Chairman                     11/97 - 2/99
                                401 North Maple Ave.                  Chief Executive Officer      11/97 - 2/98
                                Beverly Hills, CA

                                Dreyfus Service Corporation++         Director                     1/95 - 2/99
                                                                      President                    9/96 - 3/99
                                Dreyfus Precious Metals, Inc.+++      Director                     3/96 - 12/98
                                                                      President                    10/96 - 12/98

                                Dreyfus Service                       Director                     12/94 - 3/99
                                Organization, Inc.++                  President                    1/97 -  3/99

                                Seven Six Seven Agency, Inc. ++       Director                     1/97 - 4/99

                                Dreyfus Insurance Agency of           Chairman                     5/97 - 3/99
                                Massachusetts, Inc.++++               President                    5/97 - 3/99
                                                                      Director                     5/97 - 3/99

                                The Dreyfus Trust Company+++          Chairman                     1/97 - 1/99
                                                                      President                    2/97 - 1/99
                                                                      Chief Executive Officer      2/97 - 1/99
                                                                      Director                     12/94 - Present

                                The Dreyfus Consumer Credit           Chairman                     5/97 - 6/99
                                Corporation++                         President                    5/97 - 6/99
                                                                      Director                     12/94 - 6/99

                                Founders Asset Management,            Member, Board of             12/97 - 12/99
                                LLC****                               Managers

                                The Boston Company Advisors,          Chairman                     12/95 - 1/99
                                Inc.                                  Chief Executive Officer      12/95 - 1/99
                                Wilmington, DE                        President                    12/95 - 1/99

                                The Boston Company, Inc.*             Director                     5/93 - 1/99
                                                                      President                    5/93 - 1/99

                                Mellon Bank, N.A.+                    Executive Vice President     6/92 - Present

                                Laurel Capital Advisors, LLP+         Chairman                     1/98 - 8/98
                                                                      Executive Committee          1/98 - 8/98
                                                                      Member                       1/98 - 8/98
                                                                      Chief Executive Officer      1/98 - 8/98
                                                                      President

                                Laurel Capital Advisors, Inc. +       Trustee                      12/91 - 1/98
                                                                      Chairman                     9/93 - 1/98
                                                                      President and CEO            12/91 - 1/98

                                Boston Group Holdings, Inc.*          Director                     5/93 - Present
                                                                      President                    5/93 - Present

                                Boston Safe Deposit and Trust         Director                     6/93 - 1/99
                                Company+                              Executive Vice President     6/93 - 4/98

David F. Lamere
Director
                                Mellon Financial Corporation+         Vice Chairman                9/01 - Present

                                Wellington-Medford II                 President and Director       2/99 - Present
                                Properties, Inc.

                                TBC Securities, Inc.                  President and Director       2/99 - Present
                                Medford, MA

                                The Boston Company, Inc.*             Chairman & CEO               1/99 - Present
                                                                      Exec Vice President          4/98 - 1/99
                                                                      Director                     10/97 - 1/99
                                                                      Sr. Vice President           6/93 - 4/98
                                                                      Vice President               4/88 - 6/93

                                Boston Safe Deposit and Trust         Chairman & CEO               1/99 - Present
                                Company                               Exec. Vice President         4/98 - 1/99
                                                                      Sr. Vice President           6/93 - 4/98
                                                                      Vice President               4/88 - 6/93

                                Mellon Private Trust Co., N.A.        Chairman                     4/97 - Present
                                2875 Northeast 191st Street,          Director                     4/97 - Present

                                Newton Management Limited             Director                     10/98 - Present
                                London, England

                                Laurel Capital Advisors, LLP+         Executive Committee          8/98 - Present

                                Mellon Bank, N.A.+                    Exec. Management Group       8/01 - Present
                                                                      Exec. Vice President         2/99 - 9/01
                                                                      Sr. Vice President           6/93 - 4/98

                                Mellon Trust of New York National     Chairman                     4/98 - Present
                                Association                           Director                     4/97 - 4/98
                                1301 Avenue of the Americas
                                New York, NY 10017

                                Mellon Trust of California            Chairman                     2/96 - Present
                                Los Angles, CA                        Director                     4/92 - 2/96

                                Mellon United National Bank           Chairman                     2/95 - Present
                                2875 Northeast 191st Street           Director                     11/98 - Present
                                North Miami, FL 33180

Martin G. McGuinn               Mellon Financial Corporation+         Chairman                     1/99 - Present
Director                                                              Chief Executive Officer      1/99 - Present
                                                                      Director                     1/98 - Present
                                                                      Vice Chairman                1/90 - 1/99

                                Mellon Bank, N. A. +                  Chairman                     3/98 - Present
                                                                      Chief Executive Officer      3/98 - Present
                                                                      Director                     1/98 - Present
                                                                      Vice Chairman                1/90 - 3/98

                                Mellon Leasing Corporation+           Vice Chairman                12/96 - Present

                                Mellon Bank (DE) National             Director                     4/89 - 12/98
                                Association
                                Wilmington, DE

                                Mellon Bank (MD) National             Director                     1/96 - 4/98
                                Association
                                Rockville, Maryland

Michael G. Millard              Mellon Financial Corporation+         Vice Chairman                6/01 - Present
Vice Chairman and
Director                        Dreyfus Service Corporation++         Director                     8/00 - Present
                                                                      Executive Vice President     8/00 - Present
                                                                      Senior Vice President        3/00 - 8/00
                                                                      Executive Vice President -   5/98 - 3/00
                                                                      Dreyfus Investment Division
                                                                      Senior Vice President -      5/97 - 5/98
                                                                      Dreyfus Investment Division
                                                                      Account Executive            4/96 - 5/97

J. David Officer                Dreyfus Service Corporation++         President                    3/00 - Present
Vice Chairman                                                         Executive Vice President     5/98 - 3/00
and Director                                                          Director                     3/99 - Present

                                Dreyfus Service Organization,         Director                     3/99 - Present
                                Inc.++

                                Dreyfus Insurance Agency of           Director                     5/98 - Present
                                Massachusetts, Inc.++++

                                Dreyfus Brokerage Services, Inc.      Chairman                     3/99 - Present
                                401 North Maple Avenue
                                Beverly Hills, CA

                                Seven Six Seven Agency, Inc.++        Director                     10/98 - Present

                                Mellon Residential Funding Corp.+     Director                     4/97 - Present

                                Mellon Trust of Florida, N.A.         Director                     8/97 - Present
                                2875 Northeast 191st Street
                                North Miami Beach, FL 33180

                                Mellon Bank, NA+  Executive           Vice President               7/96 - Present

                                The Boston Company, Inc.*             Vice Chairman                1/97 - Present
                                                                      Director                     7/96 - Present

                                Mellon Preferred Capital              Director                     11/96 - 1/99
                                Corporation*

                                RECO, Inc.*                           President                    11/96 - Present
                                                                      Director                     11/96 - Present
                                The Boston Company Financial          President                    8/96 - 6/99
                                Services, Inc.*                       Director                     8/96 - 6/99

                                Boston Safe Deposit and Trust         Director                     7/96 - Present
                                Company*                              President                    7/96 - 1/99

                                Mellon Trust of New York              Director                     6/96 - Present
                                1301 Avenue of the Americas
                                New York, NY 10019

                                Mellon Trust of California            Director                     6/96 - Present
                                400 South Hope Street
                                Suite 400
                                Los Angeles, CA 90071

                                Mellon United National Bank           Director                     3/98 - Present
                                1399 SW 1st Ave., Suite 400
                                Miami, Florida

                                Boston Group Holdings, Inc.*          Director                     12/97 - Present

                                Dreyfus Financial Services Corp. +    Director                     9/96 - Present

                                Dreyfus Investment Services           Director                     4/96 - Present
                                Corporation+

Ronald P. O'Hanley III          Mellon Financial Corporation+         Vice Chairman                6/01 - Present
Vice Chairman and Director

                                Franklin Portfolio Holdings, Inc.*    Director                     3/97 - Present

                                Boston Safe Deposit and Trust         Executive Committee          1/99 - Present
                                Company*                              Member
                                                                      Director                     1/99 - Present

                                Boston Company, Inc.*                 Executive Committee          1/99 - Present
                                                                      Member                       1/99 - Present
                                                                      Director

                                Buck Consultants, Inc.++              Director                     7/97 - Present

                                Newton Asset Management LTD           Executive Committee          10/98 - Present
                                (UK)                                  Member
                                London, England                       Director                     10/98 - Present
                                Mellon Asset Management               Non-Resident Director        11/98 - Present
                                (Japan) Co., LTD
                                Tokyo, Japan

                                TBCAM Holdings, Inc.*                 Director                     10/97 - Present

                                The Boston Company Asset              Director                     1/98 - Present
                                Management, LLC*

                                Boston Safe Advisors, Inc.*           Chairman                     6/97 - Present
                                                                      Director                     2/97 - Present

                                Pareto Partners                       Partner Representative       5/97 - Present
                                271 Regent Street
                                London, England W1R 8PP

                                Mellon Capital Management             Director                     2/97 -Present
                                Corporation***

                                Certus Asset Advisors Corp.**         Director                     2/97 - Present

                                Mellon Bond Associates, LLP+          Trustee                      1/98 - Present
                                                                      Chairman                     1/98 - Present

                                Mellon Equity Associates, LLP+        Trustee                      1/98 - Present
                                                                      Chairman                     1/98 - Present

                                Mellon-France Corporation+            Director                     3/97 - Present

                                Laurel Capital Advisors+              Trustee                      3/97 - Present

Richard W. Sabo                 Founders Asset Management, LLC****    President                    12/98 - Present
Director                                                              Chief Executive Officer      12/98 - Present
                                Prudential Securities                 Senior Vice President        07/91 - 11/98
                                New York, NY                          Regional Director            07/91 - 11/98

Richard F. Syron                Thermo Electron                       President                    6/99 - Present
Director                        81 Wyman Street                       Chief Executive Officer      6/99 - Present
                                Waltham, MA 02454-9046

                                American Stock Exchange               Chairman                     4/94 - 6/99
                                86 Trinity Place                      Chief Executive Officer      4/94 - 6/99
                                New York, NY 10006

Mark N. Jacobs                  Dreyfus Investment                    Director                     4/97 - Present
Executive Vice President,       Advisors, Inc.++                      Secretary                    10/77 - 7/98
General Counsel,                The Dreyfus Trust Company+++          Director                     3/96 - Present
and Secretary

                                The TruePenny Corporation++           President                    10/98 - Present
                                                                      Director                     3/96 - Present

                                Dreyfus Service                       Director                     3/97 - 3/99
                                Organization, Inc.++

Diane P. Durnin                 Dreyfus Service Corporation++         Senior Vice President -      5/95 - 3/99
Senior Vice President                                                 Marketing and Advertising

Patrice M. Kozlowski            None
Senior Vice President -
Corporate Communications

William H. Maresca              The Dreyfus Trust Company+++          Chief Financial Officer      3/99 - Present
Controller                                                            Treasurer                    9/98 - Present
                                                                      Director                     3/97 - Present

                                Dreyfus Service Corporation++         Chief Financial Officer      12/98 - Present
                                                                      Director                     8/00 - Present

                                Dreyfus Consumer Credit Corp. ++      Treasurer                    10/98 - Present

                                Dreyfus Investment                    Treasurer                    10/98 - Present
                                Advisors, Inc. ++

                                Dreyfus-Lincoln, Inc.                 Vice President               10/98 - Present
                                4500 New Linden Hill Road
                                Wilmington, DE 19808

                                The TruePenny Corporation++           Vice President               10/98 - Present

                                Dreyfus Precious Metals, Inc. +++     Treasurer                    10/98 - 12/98

                                The Trotwood Corporation++            Vice President               10/98 - Present

                                Trotwood Hunters Corporation++        Vice President               10/98 - Present

                                Trotwood Hunters Site A Corp. ++      Vice President               10/98 - Present

                                Dreyfus Transfer, Inc.                Chief Financial Officer      5/98 - Present
                                One American Express Plaza,
                                Providence, RI 02903

                                Dreyfus Service                       Treasurer                    3/99 - Present
                                Organization, Inc.++                  Assistant  Treasurer         3/93 - 3/99

                                Dreyfus Insurance Agency of           Assistant Treasurer          5/98 - Present
                                Massachusetts, Inc.++++

Mary Beth Leibig                None
Vice Present -
Human Resources

Theodore A. Schachar            Dreyfus Service Corporation++         Vice President -Tax          10/96 - Present
Vice President - Tax

                                The Dreyfus Consumer Credit           Chairman                     6/99 - Present
                                Corporation ++                        President                    6/99 - Present

                                Dreyfus Investment Advisors,          Vice President - Tax         10/96 - Present
                                Inc.++

                                Dreyfus Precious Metals, Inc. +++     Vice President - Tax         10/96 - 12/98

                                Dreyfus Service Organization,         Vice President - Tax         10/96 - Present
                                Inc.++

Wendy H. Strutt                 None
Vice President

Raymond Van Cott                Mellon Financial Corporation+         Vice President               7/98 - Present
Vice President -
Information Systems

                                Computer Sciences Corporation         Vice President               1/96 - 7/98
                                El Segundo, CA

James Bitetto                   The TruePenny Corporation++           Secretary                    9/98 - Present
Assistant Secretary
                                Dreyfus Service Corporation++         Assistant Secretary          8/98 - Present

                                Dreyfus Investment                    Assistant Secretary          7/98 - Present
                                Advisors, Inc.++

                                Dreyfus Service                       Assistant Secretary          7/98 - Present
                                Organization, Inc.++

Steven F. Newman                Dreyfus Transfer, Inc.                Vice President               2/97 - Present
Assistant Secretary             One American Express Plaza            Director                     2/97 - Present
                                Providence, RI 02903                  Secretary                    2/97 - Present

                                Dreyfus Service                       Secretary                    7/98 - Present
                                Organization, Inc.++                  Assistant Secretary          5/98 - 7/98

____________________

*    The address of the business so indicated is One Boston Place, Boston,
     Massachusetts 02108.

**   The address of the business so indicated is One Bush Street, Suite 450, San
     Francisco, California 94104.

***  The address of the business so indicated is 595 Market Street, Suite 3000,
     San Francisco, California 94105.

**** The address of the business so indicated is 2930 East Third Avenue, Denver,
     Colorado 80206.

+    The address of the business so indicated is One Mellon Bank Center,
     Pittsburgh, Pennsylvania 15258.

++   The address of the business so indicated is 200 Park Avenue, New York, New
     York 10166.

+++  The address of the business so indicated is 144 Glenn Curtiss Boulevard,
     Uniondale, New York 11556-0144.

++++ The address of the business so indicated is 53 State Street, Boston,
     Massachusetts 02109.
Item 27.	Principal Underwriters

           (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)	Dreyfus A Bonds Plus, Inc.

2)	Dreyfus Appreciation Fund, Inc.

3)	Dreyfus Balanced Fund, Inc.

4)	Dreyfus BASIC GNMA Fund

5)	Dreyfus BASIC Money Market Fund, Inc.

6)	Dreyfus BASIC Municipal Fund, Inc.

7)	Dreyfus BASIC U.S. Government Money Market Fund

8)	Dreyfus California Intermediate Municipal Bond Fund

9)	Dreyfus California Tax Exempt Bond Fund, Inc.

10)	Dreyfus California Tax Exempt Money Market Fund

11)	Dreyfus Cash Management

12)	Dreyfus Cash Management Plus, Inc.

13)	Dreyfus Connecticut Intermediate Municipal Bond Fund

14)	Dreyfus Connecticut Municipal Money Market Fund, Inc.

15)	Dreyfus Florida Intermediate Municipal Bond Fund

16)	Dreyfus Florida Municipal Money Market Fund

17)	Dreyfus Founders Funds, Inc.

18)	The Dreyfus Fund Incorporated

19)	Dreyfus GNMA Fund, Inc.

20)	Dreyfus Government Cash Management Funds

21)	Dreyfus Growth and Income Fund, Inc.

22)	Dreyfus Growth and Value Funds, Inc.

23)	Dreyfus Growth Opportunity Fund, Inc.

24)	Dreyfus Premier Fixed Income Funds

25)	Dreyfus Index Funds, Inc.

26)	Dreyfus Institutional Money Market Fund

27)	Dreyfus Institutional Preferred Money Market Funds

28)	Dreyfus Institutional Short Term Treasury Fund

29)	Dreyfus Insured Municipal Bond Fund, Inc.

30)	Dreyfus Intermediate Municipal Bond Fund, Inc.

31)	Dreyfus International Funds, Inc.

32)	Dreyfus Investment Grade Bond Funds, Inc.

33)	Dreyfus Investment Portfolios

34)	The Dreyfus/Laurel Funds, Inc.

35)	The Dreyfus/Laurel Funds Trust

36)	The Dreyfus/Laurel Tax-Free Municipal Funds

37)	Dreyfus LifeTime Portfolios, Inc.

38)	Dreyfus Liquid Assets, Inc.

39)	Dreyfus Massachusetts Intermediate Municipal Bond Fund

40)	Dreyfus Massachusetts Municipal Money Market Fund

41)	Dreyfus Massachusetts Tax Exempt Bond Fund

42)	Dreyfus MidCap Index Fund

43)	Dreyfus Money Market Instruments, Inc.

44)	Dreyfus Municipal Bond Fund, Inc.

45)	Dreyfus Municipal Cash Management Plus

46)	Dreyfus Municipal Money Market Fund, Inc.

47)	Dreyfus New Jersey Intermediate Municipal Bond Fund

48)	Dreyfus New Jersey Municipal Bond Fund, Inc.

49)	Dreyfus New Jersey Municipal Money Market Fund, Inc.

50)	Dreyfus New Leaders Fund, Inc.

51)	Dreyfus New York Municipal Cash Management

52)	Dreyfus New York Tax Exempt Bond Fund, Inc.

53)	Dreyfus New York Tax Exempt Intermediate Bond Fund

54)	Dreyfus New York Tax Exempt Money Market Fund

55)	Dreyfus U.S. Treasury Intermediate Term Fund

56)	Dreyfus U.S. Treasury Long Term Fund

57)	Dreyfus 100% U.S. Treasury Money Market Fund

58)	Dreyfus Pennsylvania Intermediate Municipal Bond Fund

59)	Dreyfus Pennsylvania Municipal Money Market Fund

60)	Dreyfus Premier California Municipal Bond Fund

61)	Dreyfus Premier Equity Funds, Inc.

62)	Dreyfus Premier International Funds, Inc.

63)	Dreyfus Premier GNMA Fund

64)	Dreyfus Premier Opportunity Funds

65)	Dreyfus Premier Worldwide Growth Fund, Inc.

66)	Dreyfus Premier Municipal Bond Fund

67)	Dreyfus Premier New York Municipal Bond Fund

68)	Dreyfus Premier State Municipal Bond Fund

69)	Dreyfus Premier Value Equity Funds

70)	Dreyfus Short-Intermediate Government Fund

71)	Dreyfus Short-Intermediate Municipal Bond Fund

72)	The Dreyfus Socially Responsible Growth Fund, Inc.

73)	Dreyfus Stock Index Fund

74)	Dreyfus Tax Exempt Cash Management

75)	The Dreyfus Premier Third Century Fund, Inc.

76)	Dreyfus Treasury Cash Management

77)	Dreyfus Treasury Prime Cash Management

78)	Dreyfus Variable Investment Fund

79)	Dreyfus Worldwide Dollar Money Market Fund, Inc.

80)	General California Municipal Bond Fund, Inc.

81)	General California Municipal Money Market Fund

82)	General Government Securities Money Market Funds, Inc.

83)	General Money Market Fund, Inc.

84)	General Municipal Bond Fund, Inc.

85)	General Municipal Money Market Funds, Inc.

86)	General New York Municipal Bond Fund, Inc.

87)	General New York Municipal Money Market Fund

(b)

Thomas F. Eggers *            Chief Executive Officer and Chairman of the Board    None

J. David Officer *            President and Director                               None

Stephen Burke *               Executive Vice President and Director                None

Charles Cardona *             Executive Vice President and Director                None

Anthony DeVivio **            Executive Vice President and Director                None

Jude C. Metcalfe **           Executive Vice President                             None

Michael Millard **            Executive Vice President and Director                None

David K. Mossman **           Executive Vice President                             None

Jeffrey N. Nachman ***        Executive Vice President and Chief Operations        None
                              Officer

William H. Maresca *          Chief Financial Officer and Director                 None

James Book ****               Senior Vice President                                None

Ken Bradle **                 Senior Vice President                                None

Stephen R. Byers *            Senior Vice President                                None

Joseph Connolly *             Senior Vice President                                None

Joseph Eck +                  Senior Vice President                                None

William Glenn *               Senior Vice President                                None

Lawrence S. Kash *            Senior Vice President                                None

Bradley Skapyak *             Senior Vice President                                None

Jane Knight *                 Chief Legal Officer and Secretary                    None

Stephen Storen *              Chief Compliance Officer                             None

Jeffrey Cannizzaro *          Vice President - Compliance                          None

John Geli **                  Vice President                                       None

Maria Georgopoulos *          Vice President - Facilities Management               None

William Germenis **           Vice President - Compliance                          None

Janice Hayles *               Vice President                                       None

Hal Marshall *                Vice President - Compliance                          None

Paul Molloy *                 Vice President                                       None

B.J. Ralston **               Vice President                                       None

Theodore A. Schachar *        Vice President - Tax                                 None

James Windels *               Vice President                                       Treasurer

James Bitetto *               Assistant Secretary                                  None

Ronald Jamison *              Assistant Secretary                                  None

*    Principal business address is 200 Park Avenue, New York, NY 10166.

**   Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY
     11556-0144.

***  Principal Business address is 6500 Wilshire Boulevard, 8th Floor, Los
     Angles, CA 90048.

**** Principal business address is One Mellon Bank Center, Pittsburgh, PA
     15258.

+    Principal business address is One Boston Place, Boston, MA 02108.
Item 28.	Location of Accounts and Records

1.	The Bank of New York 15 Broad Street New York, New York 10286

2.	Dreyfus Transfer, Inc. P.O. Box 9263 Boston, Massachusetts 02205-8501

3.	The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 12th day of April, 2002.

DREYFUS FIXED INCOME SECURITIES BY: /s/ Stephen E. Canter* Stephen E. Canter, President

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

             Signatures                    Title                         Date
             ----------                    -----                         ----

/s/Stephen E. Canter               President (Principal Executive       4/12/02
-----------------------------      Officer)
Stephen E. Canter

/s/James Windels                   Treasurer (Principal Financial       4/12/02
-----------------------------      and Accounting Officer)
James Windels

/s/ Jeff Prusnofsky
-----------------------------      Initial Trustee                      4/12/02
Jeff Prusnofsky